Goldman Sachs Innovate Equity ETF Average Annual Total Returns		12 Months Ended	50 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Solactive Innovative Global Equity Index (Net total Return, Unhedged, USD)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		19.07%	6.28%
MSCI ACWI Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.44%	10.58%
Goldman Sachs Innovate Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent		18.78%	6.11%
Performance Inception Date	Nov. 06, 2020
Goldman Sachs Innovate Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.44%	4.79%
Goldman Sachs Innovate Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.37%	3.86%